Note 45 Fixed remuneration of senior management (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 30, 2022
Fixed remuneration of senior management [Line Items]
Fixed remuneration of senior management	€ 9,421	€ 8,966